As filed with the Securities and Exchange Commission on November 7, 2012

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 85	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	James P. Ash, Esq. Senior Vice President Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2619

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on November 9, 2012, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 76 to its Registration Statement until November 9, 2012. Post-Effective Amendment No. 76 to the Trust’s Registration Statement relates to the Witherspoon Managed Futures Strategy Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940, filed on September 4, 2012, are incorporated by reference herein. Effectiveness of Post-Effective Amendment No. 76 had previously been delayed to November 7, 2012 by Post-Effective Amendment No. 84 filed on November 2, 2012.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on the 7th day of November, 2012.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Andrew Rogers*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	November 7, 2012
Thomas Sarkany*	_________________________ Trustee	November 7, 2012
Anthony Lewis*	_________________________ Trustee	November 7, 2012
Keith Rhoades*	_________________________ Trustee	November 7, 2012
Randy Skalla*	_________________________ Trustee	November 7, 2012
Andrew Rogers*	_________________________ President and Principal Executive Officer	November 7, 2012
Kevin Wolf*	_________________________ Treasurer and Principal Accounting Officer	November 7, 2012

*By:   /s/ James Ash

James Ash

Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.